Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company accounts for operating leases and finance leases in accordance with U.S. GAAP, pursuant to ASC 842,
Leases
.
The Company has leases for offices, data centers and other computer and networking equipment that expire at various dates through 2027. The Company’s leases have remaining terms of one to six years, and some of the leases include a Company option to extend the leases. As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company has elected the practical expedient on not separating lease components from non-lease
components for
right-of-use
assets.
The components of lease expenses were as follows (dollars in thousands):

	Years Ended December 31,
	2021	2020	2019
Operating lease cost	$2,059	$1,515	$—

Finance lease cost:
Amortization of right-of-use assets	$462	$534	$522
Interest on lease liabilities	16	59	119

Total finance lease cost	$478	$593	$641

Supplemental cash flow information related to leases was as follows (dollars in thousands):

	Years Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$2,104	$1,608	$—
Financing cash used in finance leases	408	810	1,022
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,246	$997	$—
Finance leases	—	74	403
Supplemental balance sheet information related to leases was as follows (dollars in thousands):

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$5,483	$3,858

Operating lease liabilities:
Operating lease liabilities—current	$1,946	$1,353
Operating lease liabilities—less current portion	4,046	3,088

Total operating lease liabilities	$5,992	$4,441

Finance Leases
Property and equipment, gross	$2,182	$2,182
Less: accumulated depreciation and amortization	(1,621)	(1,159)

Property and equipment, net	$561	$1,023

Finance lease liabilities:
Finance lease liabilities—current	$26	$392
Finance lease liabilities—less current portion	11	38

Total finance lease liabilities	$37	$430

Weighted average remaining terms were as follows:

	December 31, 2021	December 31, 2020
Weighted average remaining lease term
Operating Leases	3.58 years	3.64 years
Finance Leases	1.67 years	1.05 years
Weighted average discount rates were as follows:

	December 31, 2021	December 31, 2020
Weighted average discount rate
Operating Leases	8.1%	6.9%
Finance Leases	7.5%	7.6%
Maturities of lease liabilities were as follows (dollars in thousands):

As of December 31, 2021	Operating Leases	Finance Leases
2022	$2,301	$28
2023	1,880	11
2024	1,168	—
2025	997	—
2026 and beyond	429	—

Total lease payments	6,775	39
Less: imputed interest	(783)	(2)

Total	$5,992	$37

As of December 31, 2021, the Company did not have any operating leases that had not yet commenced.

Leases	Leases
Supplemental cash flow information related to leases was as follows (dollars in thousands):

	Years Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$2,104	$1,608	$—
Financing cash used in finance leases	408	810	1,022
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,246	$997	$—
Finance leases	—	74	403
Supplemental balance sheet information related to leases was as follows (dollars in thousands):

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$5,483	$3,858

Operating lease liabilities:
Operating lease liabilities—current	$1,946	$1,353
Operating lease liabilities—less current portion	4,046	3,088

Total operating lease liabilities	$5,992	$4,441

Finance Leases
Property and equipment, gross	$2,182	$2,182
Less: accumulated depreciation and amortization	(1,621)	(1,159)

Property and equipment, net	$561	$1,023

Finance lease liabilities:
Finance lease liabilities—current	$26	$392
Finance lease liabilities—less current portion	11	38

Total finance lease liabilities	$37	$430

Weighted average remaining terms were as follows:

	December 31, 2021	December 31, 2020
Weighted average remaining lease term
Operating Leases	3.58 years	3.64 years
Finance Leases	1.67 years	1.05 years
Weighted average discount rates were as follows:

	December 31, 2021	December 31, 2020
Weighted average discount rate
Operating Leases	8.1%	6.9%
Finance Leases	7.5%	7.6%
Maturities of lease liabilities were as follows (dollars in thousands):

As of December 31, 2021	Operating Leases	Finance Leases
2022	$2,301	$28
2023	1,880	11
2024	1,168	—
2025	997	—
2026 and beyond	429	—

Total lease payments	6,775	39
Less: imputed interest	(783)	(2)

Total	$5,992	$37

As of December 31, 2021, the Company did not have any operating leases that had not yet commenced.